Statements of Cash Flows - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities:
Net loss	¥ (1,489,414)	¥ (534,685)	¥ (661,966)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	4,337	2,892	1,832
Noncash lease expenses	7,052	6,643	6,179
Impairment loss on investment			10,000
Change in allowance for credit losses	388	(7,044)
Stock option expense	16,368
Loss from remeasurement of crypto assets	8,541
Changes in operating assets and liabilities:
Accounts receivable	(139,705)	70,056	(2,441)
Related party receivables		9,304	(7,230)
Income tax receivable	(60)
Prepaid expenses and other current assets	(101,232)	63,495	(51,507)
Other assets	(344)	1,950	(2,297)
Accounts payable and accrued expenses	15,524	(260,857)	220,609
Deferred revenue	463,800	365,520	175,942
Operating lease liabilities	(7,052)	(6,643)	(6,179)
Other liabilities	(20,626)	6,350
Net cash used in operating activities	(1,242,423)	(283,019)	(317,058)
Cash flows from investing activities:
Purchase of property and equipment	(273)	(7,587)	(3,339)
Purchase of intangible assets	(17,740)	(5,464)	(2,101)
Acquisition of investments			(10,000)
Proceeds from sales of investment			6,552
Purchase of crypto assets	(30,000)
Net cash used in investing activities	(48,013)	(13,051)	(8,888)
Cash flows from financing activities:
Payment for deferred offering costs	(131,182)	(63,566)	(22,015)
Proceeds from stock issuance			338,600
Proceeds received for subscription receivable			29,834
Proceeds from issuance of shares	1,770,088
Net cash provided by/(used in) financing activities	1,638,906	(63,566)	346,419
Net increase (decrease) in cash, cash equivalents and restricted cash	348,470	(359,636)	20,473
Cash, cash equivalents and restricted cash at beginning of year	131,482	491,118	470,645
Cash, cash equivalents and restricted cash at end of fiscal year	479,952	131,482	491,118
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	479,952	112,012	471,648
Restricted cash		19,470	19,470
Total cash, cash equivalents and restricted cash	479,952	131,482	491,118
Supplemental disclosures of cash flow information:
Cash paid for interest	4,040
Noncash lease liabilities arising from obtaining from ROU assets	¥ 13,993